Financial Risk Management - Cash Flow Interest Rate Risk (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Temporary investments
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets		$ 30,992
Assets at fair value		30,992
Warrants issued by UHI
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	$ 33,775,451	34,921,530
Assets at fair value	33,775,451	34,921,530
Long-term loan and interest receivable from GTAC
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	872,317	817,605
Assets at fair value	875,585	824,540
Increase (Decrease) of Fair Value Over Carrying Value of assets	3,268	6,935
Open Ended Fund
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	4,688,202	7,662,726
Assets at fair value	4,688,202	7,662,726
Other Equity Instruments
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	5,751,001	6,545,625
Assets at fair value	5,751,001	6,545,625
Other Financial Assets
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets		72,612
Assets at fair value		72,612
Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	4,592	1,035,522
Assets at fair value	4,592	1,035,522
Senior Notes Due 2049
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	14,162,850
Liabilities at fair value	15,364,426
Notes due 2021
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities		6,000,000
Liabilities at fair value		5,956,506
Notes due 2022
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities		5,000,000
Liabilities at fair value		4,941,430
Notes due 2027
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	4,500,000	4,500,000
Liabilities at fair value	4,656,375	4,027,275
Other notes payable
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	1,324,063	2,576,874
Liabilities at fair value	1,295,780	2,430,667
Interest rate risk | Warrants issued by UHI
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value	3,377,545	3,492,153
Interest rate risk | Long-term loan and interest receivable from GTAC
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value	90,827	89,389
Interest rate risk | Open Ended Fund
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value	468,820	766,273
Interest rate risk | Other Equity Instruments
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value	575,100	654,563
Interest rate risk | Other Financial Assets
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value		7,261
U.S. dollar | 6.625% Senior Notes due 2025
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	11,330,280	11,803,800
Liabilities at fair value	13,243,624	12,970,370
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	1,913,344	1,166,570
U.S. dollar | 4.625% Senior Notes due 2026
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	5,665,140	5,901,900
Liabilities at fair value	6,079,885	5,849,137
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	414,745	(52,763)
U.S. dollar | 8.50% Senior Notes due 2032
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	5,665,140	5,901,900
Liabilities at fair value	7,571,346	7,405,822
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	1,906,206	1,503,922
U.S. dollar | 6.625% Senior Notes due 2040
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	11,330,280	11,803,800
Liabilities at fair value	14,139,283	12,733,821
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	2,809,003	930,021
U.S. dollar | 5% Senior Notes due 2045
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	18,883,800	19,673,000
Liabilities at fair value	19,739,047	17,317,748
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	855,247	(2,355,252)
U.S. dollar | 6.125% Senior Notes due 2046
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	16,995,420	17,705,700
Liabilities at fair value	20,565,308	18,201,991
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	3,569,888	496,291
U.S. dollar | Senior Notes Due 2049
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	14,162,850
Liabilities at fair value	15,364,426
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	1,201,576
U.S. dollar | Interest rate risk | 6.625% Senior Notes due 2025
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	3,237,706	2,463,607
U.S. dollar | Interest rate risk | 4.625% Senior Notes due 2026
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	1,022,734	532,151
U.S. dollar | Interest rate risk | 8.50% Senior Notes due 2032
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	2,663,341	2,244,504
U.S. dollar | Interest rate risk | 6.625% Senior Notes due 2040
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	4,222,931	2,203,403
U.S. dollar | Interest rate risk | 5% Senior Notes due 2045
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	2,829,152	(623,477)
U.S. dollar | Interest rate risk | 6.125% Senior Notes due 2046
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	5,626,419	2,316,490
U.S. dollar | Interest rate risk | Senior Notes Due 2049
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	2,738,019
Mexican peso | 7.38% Notes due 2020
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities		10,000,000
Liabilities at fair value		9,605,700
Increase (Decrease) of Fair Value Over Carrying Value of liabilities		(394,300)
Mexican peso | Notes due 2021
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities		6,000,000
Liabilities at fair value		5,956,506
Increase (Decrease) of Fair Value Over Carrying Value of liabilities		(43,494)
Mexican peso | Notes due 2022
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities		5,000,000
Liabilities at fair value		4,941,430
Increase (Decrease) of Fair Value Over Carrying Value of liabilities		(58,570)
Mexican peso | Notes due 2027
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	4,500,000	4,500,000
Liabilities at fair value	4,656,375	4,027,275
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	156,375	(472,725)
Mexican peso | 8.49% Senior Notes due 2037
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	4,500,000	4,500,000
Liabilities at fair value	4,133,385	3,586,050
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(366,615)	(913,950)
Mexican peso | 7.25% Senior Notes due 2043
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	6,500,000	6,500,000
Liabilities at fair value	4,853,485	4,319,575
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(1,646,515)	(2,180,425)
Mexican peso | Notes payable to Mexican banks
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	22,845,382	13,834,538
Liabilities at fair value	23,012,707	13,551,620
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	167,325	(282,918)
Mexican peso | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	9,363,520	5,317,944
Liabilities at fair value	9,120,903	5,121,534
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(242,617)	(196,410)
Mexican peso | Other notes payable
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	1,324,063	2,576,874
Liabilities at fair value	1,295,780	2,430,667
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(28,283)	(146,207)
Mexican peso | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	915,290	148,061
Liabilities at fair value	915,290	148,061
Mexican peso | Interest rate risk | 7.38% Notes due 2020
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value		566,270
Mexican peso | Interest rate risk | Notes due 2021
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value		552,157
Mexican peso | Interest rate risk | Notes due 2022
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value		435,573
Mexican peso | Interest rate risk | Notes due 2027
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	622,013	(69,998)
Mexican peso | Interest rate risk | 8.49% Senior Notes due 2037
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	46,724	(555,345)
Mexican peso | Interest rate risk | 7.25% Senior Notes due 2043
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(1,161,167)	(1,748,468)
Mexican peso | Interest rate risk | Notes payable to Mexican banks
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	2,468,596	1,072,243
Mexican peso | Interest rate risk | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	669,473	315,743
Mexican peso | Interest rate risk | Other notes payable
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	$ 101,295	$ 96,860